Right of Use Assets and Lease Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of right of use assets and lease liabilities explanatory [Abstract]
Increase right of use assets	¥ 549,798	¥ 164,348
Total cash outflows for lessee leases	¥ 484,931	¥ 208,414